Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 148,519	€ 132,994
Other financial assets	213,686	12,123
Accounts receivables	1,111	682
Other current assets	13,838	6,408
Total current assets	377,154	152,207
Non-current assets
Property, plant and equipment	13,456	10,506
Intangible assets	1,632	1,315
Right-of-use assets	13,033	9,982
Other non-current assets	2,545	636
Total non-current assets	30,666	22,439
Total assets	407,820	174,646
Current liabilities
Accounts payables	13,056	11,624
Deferred revenue	64,957	50,402
Liabilities for warrants	16,914	27,859
Lease liabilities	2,159	2,711
Other current liabilities	9,366	2,552
Total current liabilities	106,452	95,148
Non-current liabilities
Deferred revenue	75,759	48,225
Lease liabilities	12,403	7,142
Other non-current liabilities	42	68
Total non-current liabilities	88,204	55,435
Shareholders' equity
Share capital	767	629
Share premium	714,177	565,192
Accumulated deficit	(500,299)	(537,813)
Other reserves	(1,481)	(3,945)
Total shareholders' equity	213,164	24,063
Total liabilities and shareholders' equity	€ 407,820	€ 174,646